GENERAL INFORMATION (Details)			12 Months Ended
	Mar. 14, 2019	Oct. 22, 2018 shares	Jun. 30, 2020 country	Jun. 30, 2019	Jun. 30, 2018	Feb. 13, 2019
Disclosure of detailed information about business combination
Number of countries with agricultural inputs | country			25
Rizobacter Argentina
Disclosure of detailed information about business combination
Number of shares to be acquired in option agreement | shares		11,916,000
Voting interest to be acquired in option agreement		29.99%
Rizobacter Argentina
Disclosure of detailed information about business combination
Percentage of ownership interests			100.00%	100.00%	86.39%
BCS Holding Inc | Rizobacter Argentina
Disclosure of detailed information about business combination
Percentage of ownership interests	80.00%
Bioceres LLC | BCS Holding Inc
Disclosure of detailed information about business combination
Voting interest to be acquired or acquired						100.00%